Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Basic and Diluted Net Loss per Share Attributable to Common Stockholders

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Year Ended December 31,
	2023	2022
Numerator:
Net loss attributable to common stockholders	$(113,724)	$(250,157)
Denominator:
Weighted average common shares outstanding, basic and diluted	128,003,294	108,077,043
Net loss per share attributable to common stockholders, basic and diluted	$(0.89)	$(2.31)

Anti-dilutive potential common stock equivalents excluded from the calculation of net loss per share:
Stock options to purchase common stock	14,844,112	14,940,034
Unvested restricted stock units	3,377,804	1,549,540
Shares issuable under employee stock purchase plan	297,784	89,593
Warrants to purchase common stock	1,177,433	—